Debt - Narrative (Details)		1 Months Ended				12 Months Ended
	Nov. 04, 2022 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021	Dec. 31, 2022 USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 30, 2022 USD ($)	Dec. 29, 2022 USD ($)	Nov. 03, 2022 USD ($)	Sep. 26, 2022 USD ($)	Aug. 27, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt outstanding						$ 726,412,000
Short-term debt				$ 1,909,000,000		1,542,806,000
Centuri secured term loan facility
Debt Instrument [Line Items]
Borrowings outstanding under facility						1,009,000,000.000
Term Loan Facility due December 30, 2022 | Loans Payable
Debt Instrument [Line Items]
Debt instrument, term					364 days
Term Loan Facility Due December 30, 2023 | Loans Payable
Debt Instrument [Line Items]
Borrowings outstanding under facility						1,150,000,000
Debt instrument face amount													$ 1,600,000,000
Debt covenant, additional debt amount could be issued						1,200,000,000
Short-term debt						$ 72,000,000
Weighted average interest rate						6.423%
Debt instrument, term					364 days
Repayments of debt						$ 1,075,000,000.000
Change intervals of basis spread on variable rate						0.25%
Debt term, mandatory prepayment as percentage of cash proceeds received					100.00%
Debt term, percentage of committed amount under specific acquisition financings					100.00%
Loans Payable | Term Loan Facility Due December 30, 2023 | Forecast
Debt Instrument [Line Items]
Lenders fees, percentage of outstanding principal balance							0.20%	0.15%	0.10%
Minimum | Term Loan Facility Due December 30, 2023 | Loans Payable
Debt Instrument [Line Items]
Commitment fee percentage					0.06%
Maximum | Term Loan Facility Due December 30, 2023 | Loans Payable
Debt Instrument [Line Items]
Commitment fee percentage					0.175%
SOFR | Minimum | Term Loan Facility Due December 30, 2023 | Loans Payable
Debt Instrument [Line Items]
Debt, basis spread on variable rate					1.50%
SOFR | Maximum | Term Loan Facility Due December 30, 2023 | Loans Payable
Debt Instrument [Line Items]
Debt, basis spread on variable rate					2.25%
Alternative Base Rate | Minimum | Term Loan Facility Due December 30, 2023 | Loans Payable
Debt Instrument [Line Items]
Debt, basis spread on variable rate					0.50%
Alternative Base Rate | Maximum | Term Loan Facility Due December 30, 2023 | Loans Payable
Debt Instrument [Line Items]
Debt, basis spread on variable rate					1.25%
$300 Million Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity										$ 300,000,000
Line of credit facility, maximum commitment amount						$ 300,000,000
Short-term debt				$ 59,000,000		$ 173,000,000
Weighted average interest rate				1.323%		5.588%
$300 Million Credit Facility | SOFR
Debt Instrument [Line Items]
Debt, basis spread on variable rate						1.25%
$300 Million Credit Facility | Alternative Base Rate
Debt Instrument [Line Items]
Debt, basis spread on variable rate						0.25%
$200 Million Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity											$ 200,000,000
Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt outstanding						$ 457,500,000
Debt covenant, additional debt amount could be issued						2,500,000,000
Debt covenant, equity cushion relating to minimum net worth requirement						2,000,000,000
Short-term debt				$ 250,000,000		$ 225,000,000
Southwest Gas Corporation | $250 Million Term Loan (March 2021 Term Loan)
Debt Instrument [Line Items]
Debt covenant, ratio of funded debt to total capitalization						0.70
Debt instrument face amount			$ 250,000,000
Short-term debt						$ 225,000,000
Weighted average interest rate						5.173%
Southwest Gas Corporation | $450 Million Term Loan | Subsequent Event
Debt Instrument [Line Items]
Debt covenant, ratio of funded debt to total capitalization		0.70
Debt instrument face amount		$ 450,000,000
Debt instrument, term		364 days
Southwest Gas Corporation | Debentures
Debt Instrument [Line Items]
Long-term debt outstanding						$ 407,500,000
Southwest Gas Corporation | Debentures | Notes, 4.05%, due 2032
Debt Instrument [Line Items]
Debt instrument face amount			$ 600,000,000
Debt instrument interest rate			4.05%			4.05%
Debt instrument discount rate			0.65%
Southwest Gas Corporation | Debentures | Notes, 3.875%, due 2022
Debt Instrument [Line Items]
Debt instrument face amount			$ 250,000,000
Debt instrument interest rate			3.875%	3.875%
Southwest Gas Corporation | Debentures | Notes, 6.1%, due 2041
Debt Instrument [Line Items]
Debt instrument interest rate						6.10%
Southwest Gas Corporation | SOFR | $450 Million Term Loan | Subsequent Event
Debt Instrument [Line Items]
Debt, basis spread on variable rate		0.95%
Debt interest adjustment rate		0.10%
Southwest Gas Corporation | SOFR | Minimum | $250 Million Term Loan (March 2021 Term Loan)
Debt Instrument [Line Items]
Debt, basis spread on variable rate			0.55%
Southwest Gas Corporation | SOFR | Maximum | $250 Million Term Loan (March 2021 Term Loan)
Debt Instrument [Line Items]
Debt, basis spread on variable rate			1.00%
Southwest Gas Corporation | Alternative Base Rate | $250 Million Term Loan (March 2021 Term Loan)
Debt Instrument [Line Items]
Debt, basis spread on variable rate			0.00%
Southwest Gas Corporation | Alternative Base Rate | $450 Million Term Loan | Subsequent Event
Debt Instrument [Line Items]
Debt, basis spread on variable rate		0.00%
Southwest Gas Corporation | $400 Million Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity						$ 400,000,000
Line of credit designated as long term debt						150,000,000
Line of credit designated for working capital purposes						$ 250,000,000
Debt covenant, ratio of funded debt to total capitalization						0.70
Long-term debt outstanding						$ 50,000,000
Effective interest rates						5.88%
Short-term debt				$ 0		$ 0
Southwest Gas Corporation | $400 Million Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage				0.075%
Southwest Gas Corporation | $400 Million Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage				0.20%
Southwest Gas Corporation | $400 Million Credit Facility | SOFR
Debt Instrument [Line Items]
Debt, basis spread on variable rate						1.125%
Southwest Gas Corporation | $400 Million Credit Facility | SOFR | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate				0.75%
Southwest Gas Corporation | $400 Million Credit Facility | SOFR | Maximum
Debt Instrument [Line Items]
Debt, basis spread on variable rate				1.50%
Southwest Gas Corporation | $400 Million Credit Facility | Alternative Base Rate
Debt Instrument [Line Items]
Debt, basis spread on variable rate						0.125%
Southwest Gas Corporation | $400 Million Credit Facility | Alternative Base Rate | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate				0.00%
Southwest Gas Corporation | $400 Million Credit Facility | Alternative Base Rate | Maximum
Debt Instrument [Line Items]
Debt, basis spread on variable rate				0.50%
Southwest Gas Corporation | Commercial Paper Program
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity						$ 50,000,000
Borrowings outstanding under facility						0
Centuri
Debt Instrument [Line Items]
Debt covenant, additional debt amount could be issued						222,000,000
Debt covenant, equity cushion relating to minimum fixed charge ratio coverage requirement						$ 33,000,000
Debt covenant, dividend restriction calculation, percentage of net income						50.00%
Debt covenant, dividend restriction calculation, period						12 months
Centuri | Centuri Secured Term Loan Facility And Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity						$ 1,545,000,000
Borrowings outstanding under facility						$ 1,091,000,000.000
Effective interest rates						7.20%
Centuri | Centuri secured term loan facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity														$ 1,145,000,000
Centuri | Minimum | Centuri Secured Term Loan Facility And Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fee percentage						0.15%
Centuri | Maximum | Centuri Secured Term Loan Facility And Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fee percentage						0.35%
Centuri | Alternative Base Rate | Centuri secured term loan facility
Debt Instrument [Line Items]
Debt, basis spread on variable rate						1.50%
Centuri | LIBOR | Centuri secured term loan facility
Debt Instrument [Line Items]
Debt, basis spread on variable rate						2.50%
Debt floor interest rate						0.50%
Centuri | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity														$ 400,000,000
Debt covenant, minimum interest coverage ratio						2.50
Debt secured by assets						$ 2,500,000,000
Centuri | Revolving Credit Facility | Line of Credit | From December 31, 2022 through June 30, 2023
Debt Instrument [Line Items]
Debt covenant, net leverage ratio						6.00
Centuri | Revolving Credit Facility | Line of Credit | From July 1, 2023 through September 30, 2023
Debt Instrument [Line Items]
Debt covenant, net leverage ratio						5.50
Centuri | Revolving Credit Facility | Line of Credit | From October 1, 2023 through December 31, 2023
Debt Instrument [Line Items]
Debt covenant, net leverage ratio						4.50
Centuri | Revolving Credit Facility | Line of Credit | From January 1, 2024 and thereafter
Debt Instrument [Line Items]
Debt covenant, net leverage ratio						4.00
Centuri | Revolving Credit Facility | SOFR | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate	1.00%
Centuri | Revolving Credit Facility | SOFR | Maximum
Debt Instrument [Line Items]
Debt, basis spread on variable rate	2.50%
Centuri | Revolving Credit Facility | CDOR | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate	0.00%
Centuri | Revolving Credit Facility | CDOR | Maximum
Debt Instrument [Line Items]
Debt, basis spread on variable rate	1.50%
Centuri | Letter of Credit
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 125,000,000											$ 100,000,000